LEASES - Supplemental cash flows information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating cash outflows from operating leases	$ 17,420	$ 22,260	$ 34,752
Operating leases	$ 3,245	$ 8,013	$ 42,707
Maximum
Leases
Lease term	50 years	50 years	50 years
Minimum
Leases
Lease term	40 years	40 years	40 years
Use Rights
Leases
Prepayments for land use right	$ 0	$ 0	$ 10,900